UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07398

Invesco Pennsylvania Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2024

Item 1. Reports to Stockholders
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 is as follows:

Semi-Annual Report to Shareholders	August 31, 2024

Invesco Pennsylvania Value Municipal Income Trust
NYSE: VPV

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
10	Financial Statements
14	Financial Highlights
15	Notes to Financial Statements
20	Approval of Investment Advisory and Sub-Advisory Contracts
22	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/29/24 to 8/31/24

Trust at NAV	3.34%
Trust at Market Value	12.48
S&P Municipal Bond Index ▼ (Broad Market Index)	1.94
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index ▼ (Style-Specific Index)	1.64
Market Price Discount to NAV as of 8/31/24	-6.03
Source(s): ▼ RIMES Technologies Corp.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The
S&P Municipal Bond Index
is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
The
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index
tracks the performance of investment-grade, Pennsylvania-issued US municipals with maturities equal to or greater than five years.
The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2024, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume	of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase	shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Pennsylvania Value Municipal Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.
∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV –you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3	Invesco Pennsylvania Value Municipal Income Trust

Schedule of Investments
August 31, 2024
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–149.89% (a)
Pennsylvania–141.30%
Allegheny (County of), PA; Series 2016 C-76, GO Bonds	5.00%	11/01/2041	$10,410	$10,699,915

Allegheny (County of), PA Airport Authority; Series 2021 A, RB (INS - AGM) (b)(c)	4.00%	01/01/2056	3,000	2,800,237

Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM) (b)(c)	5.50%	01/01/2053	4,000	4,352,141

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, RB (d)(e)	5.00%	04/01/2047	7,885	8,057,465

Series 2018 A, Ref. RB	5.00%	04/01/2047	2,750	2,810,150

Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%) (f)	4.51%	02/01/2037	1,160	1,137,279

Series 2019 A, Ref. RB	4.00%	07/15/2038	3,535	3,549,147

Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB	5.00%	12/01/2045	7,880	7,994,031

Series 2018, RB	4.00%	06/01/2048	2,100	2,061,703

Series 2022, RB	5.75%	06/01/2052	1,750	1,981,198

Allentown (City of), PA Neighborhood Improvement Zone Development Authority;
Series 2022, Ref. RB	5.00%	05/01/2042	3,000	3,113,468

Series 2023, RB (g)	6.25%	05/01/2042	1,750	1,771,745

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB (g)	5.00%	05/01/2042	1,500	1,509,269

Series 2024, RB (g)	5.00%	05/01/2042	2,000	2,046,172

Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2047	1,200	1,202,613

Series 2017 C, RB	5.00%	05/15/2047	1,175	1,177,558

Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	2,539,250

Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	1,010,252

Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $3,771,072) (h)	5.00%	12/01/2051	3,625	2,321,332

Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,165,558

Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,557,934

Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds);
Series 2019, RB	5.00%	12/01/2044	2,250	2,378,599

Series 2019, RB	4.00%	12/01/2049	1,650	1,577,701

Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,378,647

Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM) (c)(i)	0.00%	10/01/2034	150	100,640

Series 2020 A, GO Bonds (INS - BAM) (c)(i)	0.00%	10/01/2038	1,450	793,622

Series 2020 B, Ref. GO Bonds (INS - BAM) (c)(i)	0.00%	10/01/2033	275	193,023

Series 2020 B, Ref. GO Bonds (INS - BAM) (c)(i)	0.00%	10/01/2034	550	369,013

Series 2020 C, Ref. GO Notes (INS - BAM) (c)(i)	0.00%	10/01/2033	360	252,684

Commonwealth Financing Authority;
Series 2018, RB (d)(e)	5.00%	06/01/2031	3,500	3,742,090

Series 2018, RB (d)(e)	5.00%	06/01/2032	2,000	2,133,766

Series 2018, RB (d)(e)	5.00%	06/01/2033	2,000	2,131,083

Series 2018, RB (d)(e)	5.00%	06/01/2035	3,045	3,231,998

Cumberland (County of), PA Municipal Authority (Diakon Lutheran); Series 2015, Ref. RB	5.00%	01/01/2038	2,345	2,347,958

Cumberland (County of), PA Municipal Authority (Messiah Village); Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,586,293

Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2035	1,145	1,170,614

Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	310	310,040

Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	794,238

Delaware (State of) River Port Authority; Series 2013, RB	5.00%	01/01/2040	2,510	2,512,860

Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	3,500	4,090,452

DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	3,000	3,009,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	$790	$805,241

Series 2016, Ref. RB	5.00%	12/01/2039	2,780	2,814,085

Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	300	280,514

Series 2021, RB	5.00%	05/01/2047	480	460,611

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2053	3,380	3,121,483

Series 2019, RB	5.00%	12/01/2049	510	479,348

Franklin Regional School District; Series 2019, GO Bonds	4.00%	05/01/2046	2,000	1,981,657

Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,938,461

Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	1,545	1,573,082

Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	703,513

Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,503,006

Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	3,812,885

Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2015, Ref. RB	5.00%	11/01/2035	790	796,762

Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,088,975

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	4,215	4,400,248

Lancaster School District; Series 2020, GO Bonds (INS - AGM) (c)	4.00%	06/01/2036	1,275	1,291,850

Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	265	225,039

Series 2021, Ref. RB	4.00%	03/01/2051	265	215,827

Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	10,945	10,222,121

Lehigh (County of), PA General Purpose Authority; Series 2023, RB	7.00%	06/01/2053	1,240	1,357,005

Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	2,000	1,746,547

Lehigh (County of), PA General Purpose Authority (Muhlenberg College);
Series 2024, Ref. RB	5.25%	02/01/2049	925	988,808

Series 2024, Ref. RB	5.25%	02/01/2054	750	797,628

Littlestown Area School District; Series 2023 A, GO Bonds (INS - BAM) (c)	5.00%	10/01/2050	1,000	1,067,352

Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	500	511,978

Series 2022 A, RB	4.50%	01/01/2045	450	435,410

Montgomery (County of), PA; Series 2023, RB (g)	6.50%	09/01/2043	1,700	1,752,814

Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2027	2,460	2,460,872

Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	4,915	4,932,131

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2022, Ref. RB	4.00%	05/01/2056	5,755	5,332,809

Montgomery (County of), PA Industrial Development Authority; Series 2023, RB	5.25%	11/15/2053	500	518,962

Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	4,285	4,390,484

Series 2020 C, RB	4.00%	11/15/2043	200	193,472

Series 2020 C, RB	5.00%	11/15/2045	380	393,273

Montgomery (County of), PA Industrial Development Authority (Germantown Academy);
Series 2021, Ref. RB	4.00%	10/01/2036	1,000	965,480

Series 2021, Ref. RB	4.00%	10/01/2046	625	553,446

Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	1,270	1,271,408

Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	1,012,782

Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,197,162

Series 2016, Ref. RB	5.00%	08/15/2046	625	630,878

Series 2018 A, Ref. RB	4.00%	08/15/2048	2,355	2,130,247

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	$500	$481,945

Series 2019, Ref. RB	5.00%	11/01/2044	950	881,570

Series 2019, Ref. RB	5.00%	11/01/2049	1,050	948,436

Northampton Area School District; Series 2024, GO Bonds (INS - BAM) (c)	4.00%	04/01/2046	3,000	2,875,011

Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College);
Series 2019, RB	5.00%	05/01/2044	1,000	984,405

Series 2019, RB	5.00%	05/01/2049	2,200	2,120,524

Pennsylvania (Commonwealth of); First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,796,614

Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	3,750	3,881,797

Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 A-2, RB	4.00%	05/15/2053	1,750	1,638,931

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB (b)(g)	3.25%	08/01/2039	2,600	2,135,277

Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB (b)	5.50%	11/01/2044	2,365	2,368,118

Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB (b)	5.00%	12/31/2034	2,760	2,824,953

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB (b)	5.25%	06/30/2053	1,400	1,470,181

Series 2022, RB (INS - AGM) (b)(c)	5.00%	12/31/2057	5,000	5,212,655

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB (b)	5.00%	12/31/2038	2,640	2,691,189

Series 2015, RB (b)	5.00%	06/30/2042	1,750	1,769,280

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facilities); Series 2020, Ref. RB	4.00%	01/01/2032	400	398,154

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	1,050	1,032,262

Series 2023, RB	5.25%	07/01/2049	710	752,449

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2020 A-1, RB	4.00%	04/15/2050	2,470	2,339,678

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University); Series 2024, RB	4.00%	08/01/2054	3,500	3,409,074

Pennsylvania (Commonwealth of) Higher Education Assistance Agency;
Series 2021 A, RB (b)	5.00%	06/01/2030	400	424,425

Series 2021 A, RB (b)	2.63%	06/01/2042	890	772,333

Series 2023 A, RB (b)	4.00%	06/01/2044	2,640	2,578,796

Series 2023 B, RB (b)	5.00%	06/01/2050	500	505,618

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University); Series 2016, Ref. RB	5.00%	05/01/2035	3,590	3,643,522

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	2,629,756

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB (j)	3.64%	09/01/2045	2,000	2,000,000

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	3,925	4,033,266

Series 2019, RB	4.00%	08/15/2044	5,810	5,727,618

Pennsylvania (Commonwealth of) Housing Finance Agency;
Series 2019-131 A, RB	3.10%	10/01/2044	2,500	2,077,395

Series 2024-146A, RB	6.25%	10/01/2054	2,000	2,237,054

Pennsylvania (Commonwealth of) Housing Finance Agency (Social bonds); Series 2023 141-A, RB	5.75%	10/01/2053	923	990,458

Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 143-A, RB	5.30%	04/01/2044	4,000	4,217,844

Series 2024-145A, RB	6.00%	10/01/2054	1,500	1,657,629

Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community college);
Series 2023, RB (INS - BAM) (c)	4.00%	10/01/2042	1,000	972,655

Series 2023, RB (INS - BAM) (c)	5.25%	10/01/2044	1,100	1,179,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community College); Series 2023, RB (INS - BAM) (c)	4.13%	10/01/2048	$1,000	$955,589

Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School); Series 2016 A, Ref. RB (INS - AGM) (c)	5.00%	12/01/2030	3,235	3,362,261

Pennsylvania (Commonwealth of) Turnpike Commission; First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,105,804

Second Series 2017, Ref. RB	5.00%	12/01/2038	2,710	2,822,748

Second Series 2017, Ref. RB	5.00%	12/01/2041	700	728,536

Series 2009 C, RB (INS - AGM) (c)	6.25%	06/01/2033	5,840	6,162,971

Series 2009 E, RB	6.38%	12/01/2038	720	784,539

Series 2014, Ref. RB (k)	5.00%	12/01/2034	1,500	1,505,086

Series 2017 A, RB (d)(e)	5.50%	12/01/2042	10,000	10,361,643

Series 2017 B-1, RB	5.25%	06/01/2047	5,370	5,532,814

Series 2018 A-2, RB	5.00%	12/01/2043	1,965	2,067,584

Series 2019 A, RB (INS - AGM) (c)	4.00%	12/01/2049	1,305	1,267,441

Series 2019 A, RB	5.00%	12/01/2049	5,000	5,270,922

Series 2021 A, Ref. RB	4.00%	12/01/2051	4,500	4,313,318

Series 2021 A, Ref. RB	4.00%	12/01/2051	6,000	5,751,091

Series 2022 B, Ref. RB	5.25%	12/01/2052	2,000	2,175,975

Series 2023, Ref. RN (SIFMA Municipal Swap Index + 0.85%) (f)(l)	2.84%	07/15/2026	2,000	2,000,791

Series 2024 C, RB	5.25%	12/01/2054	2,000	2,216,647

Pennsylvania State University (The); Series 2016 A, RB	5.00%	09/01/2041	3,245	3,349,924

Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	1,100	1,122,780

Series 2017 A, RB (d)(e)	5.25%	10/01/2052	7,405	7,691,020

Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	2,550	2,656,412

Series 2017 B, Ref. RB (b)	5.00%	07/01/2042	4,000	4,072,303

Series 2017 B, Ref. RB (b)	5.00%	07/01/2047	3,000	3,036,208

Series 2017, Ref. GO Bonds	5.00%	08/01/2041	3,250	3,363,943

Series 2019 A, Ref. GO Bonds	5.00%	08/01/2031	100	111,662

Series 2019 B, GO Bonds	5.00%	02/01/2037	1,000	1,065,561

Series 2020 A, RB	5.00%	11/01/2050	3,750	3,964,316

Series 2020 C, Ref. RB (b)	4.00%	07/01/2034	1,300	1,298,994

Series 2020 C, Ref. RB (b)	4.00%	07/01/2050	2,000	1,867,390

Series 2021, Ref. RB (INS - AGM) (b)(c)	4.00%	07/01/2039	1,000	982,887

Sixteenth Series 2020 A, RB (INS - AGM) (c)	4.00%	08/01/2045	2,000	1,983,531

Sixteenth Series 2020 A, RB (INS - AGM) (c)	5.00%	08/01/2050	2,500	2,646,322

Philadelphia (City of), PA Authority for Industrial Development;
Series 2024, Ref. RB (g)	5.00%	06/15/2039	615	636,615

Series 2024, Ref. RB (g)	5.00%	06/15/2043	500	508,480

Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	3,160	3,231,276

Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West); Series 2019, RB	5.00%	06/15/2050	1,025	957,262

Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,323,170

Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2024, Ref. RB (g)	6.00%	05/01/2030	2,260	2,251,227

Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II);
Series 2020, RB	5.00%	08/01/2030	325	337,456

Series 2020, RB	5.00%	08/01/2040	620	635,442

Series 2020, RB	5.00%	08/01/2050	1,400	1,424,770

Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,511,838

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,135,561

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB (g)	5.00%	06/15/2050	1,700	1,706,262

Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	1,980,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	$980	$991,252

Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	1,000	933,485

Series 2017, RB	5.00%	12/01/2058	1,000	1,000,489

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,525	1,424,158

Series 2017, Ref. RB	5.00%	07/01/2049	3,500	3,091,850

Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2032	1,980	2,021,317

Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,018,151

Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC) (c)	5.25%	02/15/2029	1,645	1,647,705

Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL) (c)	5.00%	06/01/2025	1,965	1,993,112

Series 2019 A, GO Bonds	4.00%	09/01/2037	2,250	2,295,337

Series 2019 A, GO Bonds	5.00%	09/01/2044	1,450	1,519,980

Pittsburgh (City of), PA Water & Sewer Authority;
Series 2020 B, RB (INS - AGM) (c)	4.00%	09/01/2050	2,290	2,274,097

Series 2023 A, RB (INS - AGM) (c)	4.25%	09/01/2053	450	448,240

Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2052	2,000	2,176,584

Washington (County of), PA Redevelopment Authority (Victory Centre);
Series 2018, Ref. RB	5.00%	07/01/2028	575	580,068

Series 2018, Ref. RB	5.00%	07/01/2035	1,000	1,004,656

West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	3,670	3,539,717

				396,178,449

Puerto Rico–7.02%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043	1,265	1,279,689

Series 2005 A, RB (i)	0.00%	05/15/2050	17,475	3,376,415

Series 2005 B, RB (i)	0.00%	05/15/2055	7,700	865,159

Series 2008 A, RB (i)	0.00%	05/15/2057	9,170	631,162

Series 2008 B, RB (i)	0.00%	05/15/2057	28,400	1,764,549

Puerto Rico (Commonwealth of); Series 2021 A, GO Bonds (i)	0.00%	07/01/2033	12,000	8,087,732

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2022 A, Ref. RB (g)	5.00%	07/01/2033	1,000	1,061,933

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (Acquired 07/19/2018-04/24/2020; Cost $2,696,497) (INS - NATL) (c)(h)	5.25%	07/01/2030	2,660	2,615,324

				19,681,963

Virgin Islands–1.12%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	970	889,264

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB (g)	5.00%	09/01/2030	2,230	2,250,365

				3,139,629

Guam–0.45%
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2046	1,250	1,257,008

TOTAL INVESTMENTS IN SECURITIES (m) –149.89% (Cost $424,415,619)				420,257,049

FLOATING RATE NOTE OBLIGATIONS–(8.53)%
Notes with interest and fee rate of 3.48% at 08/31/2024 and contractual maturities of collateral ranging from 06/01/2031 to 10/01/2052 (See Note 1J) (n)				(23,910,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(44.14)%				(123,757,983)

OTHER ASSETS LESS LIABILITIES–2.78%				7,779,273

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$280,368,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Pennsylvania Value Municipal Income Trust

Investment Abbreviations:

AGM – Assured Guaranty Municipal Corp.
AMBAC – American Municipal Bond Assurance Corp.
BAM – Build America Mutual Assurance Co.
COP – Certificates of Participation
GO – General Obligation
INS – Insurer
NATL – National Public Finance Guarantee Corp.
RB – Revenue Bonds
Ref. – Refunding
RN – Revenue Notes
SIFMA – Securities Industry and Financial Markets Association
SOFR – Secured Overnight Financing Rate
VRD – Variable Rate Demand
Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $23,893,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(e)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $17,630,159, which represented 6.29% of the Trust’s Net Assets.

(h)	Restricted security. The aggregate value of these securities at August 31, 2024 was $4,936,656, which represented 1.76% of the Trust’s Net Assets.
(i)	Zero coupon bond issued at a discount.
(j)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.

(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(m)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	7.80%

(n)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2024. At August 31, 2024, the Trust’s investments with a value of $37,349,065 are held by TOB Trusts and serve as collateral for the $23,910,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2024

Revenue Bonds	89.05%
General Obligation Bonds	10.12
Other	0.47
Pre-Refunded Bonds	0.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Pennsylvania Value Municipal Income Trust

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $424,415,619)	$420,257,049

Cash	3,981,806

Receivable for:
Investments sold	42,438

Interest	4,617,270

Investment for trustee deferred compensation and retirement plans	26,639

Total assets	428,925,202

Liabilities:
Floating rate note obligations	23,910,000

Variable rate muni term preferred shares ($0.01 par value, 1,238 shares issued with liquidation preference of $100,000 per share)	123,757,983

Payable for:
Dividends	102,414

Accrued fees to affiliates	28,856

Accrued interest expense	476,372

Accrued trustees’ and officers’ fees and benefits	586

Accrued other operating expenses	254,013

Trustee deferred compensation and retirement plans	26,639

Total liabilities	148,556,863

Net assets applicable to common shares	$280,368,339

Net assets applicable to common shares consist of:
Shares of beneficial interest - common shares	$317,268,605

Distributable earnings (loss)	(36,900,266)

$280,368,339

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	23,829,544

Net asset value per common share	$11.77

Market value per common share	$11.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Pennsylvania Value Municipal Income Trust

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)

Investment income:
Interest	$9,199,017

Expenses:
Advisory fees	1,199,856

Administrative services fees	20,698

Custodian fees	3,615

Interest, facilities and maintenance fees	3,524,815

Transfer agent fees	19,193

Trustees’ and officers’ fees and benefits	11,609

Registration and filing fees	11,949

Reports to shareholders	158,315

Professional services fees	110,101

Other	1,568

Total expenses	5,061,719

Net investment income	4,137,298

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(450,938))	(3,369,109)

Change in net unrealized appreciation of unaffiliated investment securities	7,567,184

Net realized and unrealized gain	4,198,075

Net increase in net assets resulting from operations applicable to common shares	$8,335,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Pennsylvania Value Municipal Income Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)

	August 31,	February 29,
	2024	2024

Operations:
Net investment income	$4,137,298	$8,321,653

Net realized gain (loss)	(3,369,109)	(4,926,721)

Change in net unrealized appreciation	7,567,184	11,111,936

Net increase in net assets resulting from operations applicable to common shares	8,335,373	14,506,868

Distributions to common shareholders from distributable earnings	(7,091,672)	(8,202,206)

Return of capital applicable to common shares	–	(660,001)

Total distributions	(7,091,672)	(8,862,207)

Net increase in net assets applicable to common shares	1,243,701	5,644,661

Net assets applicable to common shares:
Beginning of period	279,124,638	273,479,977

End of period	$280,368,339	$279,124,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Pennsylvania Value Municipal Income Trust

Statement of Cash Flows
For the six months ended August 31, 2024
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$8,335,373

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(27,485,546)

Proceeds from sales of investments	45,466,882

Purchases of short-term investments, net	(1,999,999)

Amortization (accretion) of premiums and discounts, net	851,822

Net realized loss from investment securities	3,369,109

Net change in unrealized appreciation on investment securities	(7,567,184)

Change in operating assets and liabilities:

Decrease in receivables and other assets	88,311

Increase in accrued expenses and other payables	178,595

Net cash provided by operating activities	21,237,363

Cash provided by (used in) financing activities:
Decrease in payable for amount due custodian	(1,026,328)

Dividends paid to common shareholders from distributable earnings	(7,029,229)

Proceeds from TOB Trusts	65,000

Repayment of TOB Trusts	(9,265,000)

Net cash provided by (used in) financing activities	(17,255,557)

Net increase in cash and cash equivalents	3,981,806

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$3,981,806

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$3,496,909

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Pennsylvania Value Municipal Income Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Year Ended	Years Ended			Year Ended
	August 31,		February 29,	February 28,			February 29,
	2024		2024	2023	2022	2021	2020
Net asset value per common share, beginning of period	$11.71		$11.48	$13.61	$14.09	$14.53	$13.43
Net investment income (a)	0.17		0.35	0.45	0.57	0.62	0.58
Net gains (losses) on securities (both realized and unrealized)	0.19		0.25	(2.07)	(0.45)	(0.47)	1.14
Total from investment operations	0.36		0.60	(1.62)	0.12	0.15	1.72
Less:
Dividends paid to common shareholders from net investment income	(0.30)		(0.34)	(0.45)	(0.60)	(0.59)	(0.62)
Return of capital	–		(0.03)	(0.06)	–	–	–
Total distributions	(0.30)		(0.37)	(0.51)	(0.60)	(0.59)	(0.62)
Net asset value per common share, end of period	$11.77		$11.71	$11.48	$13.61	$14.09	$14.53
Market value per common share, end of period	$11.06		$10.11	$9.95	$12.35	$12.63	$12.98
Total return at net asset value (b)	3.34%		5.97%	(11.49)%	1.05%	1.74%	13.43%
Total return at market value (c)	12.48%		5.56%	(15.45)%	2.30%	2.09%	11.09%
Net assets applicable to common shares, end of period (000’s omitted)	$280,368		$279,125	$273,480	$324,215	$335,858	$346,328
Portfolio turnover rate (d)	7%		12%	24%	3%	17%	5%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	3.62	% (e)	3.68%	2.61%	1.53%	1.71%	2.73%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.10	% (e)	0.99%	0.99%	0.95%	0.97%	1.03%
Without fee waivers and/or expense reimbursements	3.62	% (e)	3.68%	2.61%	1.53%	1.71%	2.73%
Ratio of net investment income to average net assets	2.95	% (e)	3.06%	3.73%	3.98%	4.46%	4.17%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$123,800		$123,800	$137,600	$137,600	$137,600	$137,600
Asset coverage per preferred share (f)	$326,469		$325,464	$298,750	$335,621	$344,083	$351,692
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Pennsylvania Value Municipal Income Trust

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Pennsylvania Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company.
The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes, consistent with preservation of capital.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946,
Financial Services - Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
– Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination
– For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
– The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.
Federal Income Taxes –
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

15	Invesco Pennsylvania Value Municipal Income Trust

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
– Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates –
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.
Indemnifications
– Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Cash and Cash Equivalents –
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.
Floating Rate Note Obligations
– The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption
Floating rate note obligations
on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Trust, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Trust’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
K.
Other Risks
– The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Trust’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax

16	Invesco Pennsylvania Value Municipal Income Trust

treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2024, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2024, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2024, the Trust engaged in securities purchases of $14,890,081 and securities sales of $4,770,910, which resulted in net realized gains (losses) of $(450,938).
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and
“Trustees’ and Officers’ Fees and Benefits”
includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

17	Invesco Pennsylvania Value Municipal Income Trust

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $31,209,286 and 4.10%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 29, 2024, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$5,813,814	$20,741,894	$26,555,708

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2024 was $27,423,590 and $45,509,320, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$6,672,097

Aggregate unrealized (depreciation) of investments	(10,675,978)

Net unrealized appreciation (depreciation) of investments	$(4,003,881)

Cost of investments for tax purposes is $424,260,930.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	August 31,	February 29,
	2024	2024

Beginning shares	23,829,544	23,829,544

Shares issued through dividend reinvestment	-	-

Ending shares	23,829,544	23,829,544

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series 2015/6-VPV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2024, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/10/2012	1,163	06/04/2029	12/01/2023

06/01/2017	75	06/04/2029	12/01/2023

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date, unless earlier redeemed, repurchased or extended, and are considered debt for financial reporting purposes. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. Starting six months prior to the term redemption date, the Trust will be required to earmark assets having a value equal to 110% of the redemption amount.
The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Statement of Operations, and the unamortized balance is included in the value of
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2024, the dividend rate is equal to the SIFMA Index plus a spread of 1.15%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2024 were $123,800,000 and 4.60%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions

18	Invesco Pennsylvania Value Municipal Income Trust

could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as
Accrued interest expense
on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2024:

Declaration Date	Amount per Share	Record Date	Payable Date

September 3, 2024	$0.0667	September 17, 2024	September 30, 2024

October 1, 2024	$0.0667	October 16, 2024	October 31, 2024

NOTE 12–Subsequent Events
Following approval by the Board of Trustees of the Trust, on June 13, 2024, the Trust announced that it will conduct a cash tender offer for 25% of its outstanding common shares at a price equal to 99% of the Fund’s net asset value per share. The Trust’s tender offer will commence not earlier than October 31, 2024 and not later than November 8, 2024. The Trust will repurchase shares tendered and accepted in the tender offer in exchange for cash.
Additionally, on September 11, 2024, the Board of Trustees of the Trust approved the following changes to the VMTP Shares, which will go into effect no later than December 31, 2024.
The Trust will redeem up to 500 Series 2015/6-VPV VMTP Shares, with a liquidation preference of $100,000 per share, and pay holders of such VMTP shares, the redemption price, including accumulated but unpaid dividends, as of such date, in connection with the partial redemption.

19	Invesco Pennsylvania Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of Invesco Pennsylvania Value Municipal Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established
Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (Index). The Board noted that there were only three funds (including the Fund) in the performance universe, therefore, Broadridge did not provide quintile rankings. The Board also noted that the performance of the Fund was reasonably comparable to the Index for the one year period and below the Index for the three and five year periods. The Board recognized that the performance data

20	Invesco Pennsylvania Value Municipal Income Trust

reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were each the same as the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge was not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only three funds (including the Fund) in the expense group and discussed with management reasons for the Fund’s relative total expense ranking in such group. The Board requested and considered additional information from management regarding the Fund’s contractual management fees. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management including with respect to the Fund’s contractual management fee schedule and actual management fees relative to other state-specific municipal Invesco funds. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
 The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

21	Invesco Pennsylvania Value Municipal Income Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Pennsylvania Value Municipal Income Trust (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

			Votes
	Matter	Votes For	Against/Withheld

(1)	Elizabeth Krentzman	19,505,914.56	821,335.97
	Robert C. Troccoli	19,147,786.56	1,177,417.50
	Carol Deckbar	19,517,663.56	809,586.97
	Douglas Sharp	19,480,971.56	844,232.50
(2)	Elizabeth Krentzman	1,238.00	0.00
	Robert C. Troccoli	1,238.00	0.00
	Carol Deckbar	1,238.00	0.00
	Douglas Sharp	1,238.00	0.00
A Joint Special Meeting (“Meeting”) of Shareholders of Invesco Pennsylvania Value Municipal Income Trust (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose:
(1). To approve amendments to the current fundamental investment restrictions of the Fund as follows:
The results of the voting on the above matters were as follows:

			Votes
	Matter	Votes For	Against/Withheld	Votes Abstain

(a)	To amend the fundamental investment restriction regarding borrowing	12,328,766.84	1,152,836.65	531,885.04
(b)	To amend the fundamental investment restriction regarding issuing senior securities	12,318,922.83	1,147,328.51	547,234.19
(c)	To amend the fundamental investment restriction regarding underwriting securities issued by other persons	12,260,060.87	1,197,670.47	555,755.19
(d)	To amend the fundamental investment restriction regarding lending	12,298,054.87	1,163,642.47	551,789.19
(e)	To amend the fundamental investment restriction regarding purchasing and selling real estate	12,115,877.87	1,350,322.47	547,287.19
(f)	To amend the fundamental investment restriction regarding purchasing and selling commodities	12,117,380.44	1,339,210.91	556,897.19
(g)	To amend the fundamental investment restriction regarding industry concentration	12,354,658.39	1,116,341.95	542,485.19
(2). To approve the removal of the following current fundamental investment restrictions for the affected Fund as follows:
The results of the voting on the above matters were as follows:

			Votes
	Matter	Votes For	Against/Withheld	Votes Abstain

(a)	To remove the fundamental investment restriction regarding purchasing on margin	12,040,634.39	1,355,977.36	616,873.79
(b)	To remove the fundamental investment restriction(s) regarding making short sales, writing, purchasing or selling puts or calls or purchasing futures or options	11,881,094.39	1,500,225.36	632,164.79
(c)	To remove the fundamental investment restriction regarding investing for control or management	11,891,921.98	1,527,572.75	593,991.81
(d)	To remove the fundamental investment restriction regarding investing in other investment companies	12,113,082.93	1,293,527.81	606,875.79
(e)	To remove the fundamental investment restriction regarding investing in oil, gas or mineral exploration or development programs	11,946,492.22	1,477,357.53	589,636.79

22	Invesco Pennsylvania Value Municipal Income Trust

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at
invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-07398	VK-CE-PAVMI-SAR-1

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

Investments in securities of unaffiliated issuers is filed under Item 1 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

None.

Item 16. Controls and Procedures

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Invesco Pennsylvania Value Municipal Income Trust

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 1, 2024